Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 30,725	$ 549,460	$ 1,776,014	$ (843,428)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability	(630,919)	(975,057)	(2,810,457)	1,446,375
Interest earned on marketable securities held in Trust Account	(48,060)	(38,639)	(59,046)	(1,386,880)
Unrealized gain on marketable securities held in Trust Account		(15,769)		4,365
Deferred tax liability			(1,282)	(6,400)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(19,750)	(12,500)	16,500	66,324
Prepaid income taxes				34,456
Other receivable		22,179	22,179	(22,195)
Accounts payable and accrued expenses	(209,974)	168,403	460,753	15,071
Income tax payable		(132,220)	(132,220)	132,220
Net cash used in operating activities	(877,978)	(434,143)	(727,559)	(560,092)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for working capital purposes	250,000			250,000
Cash withdrawn from Trust Account to pay franchise and income taxes	421,878	480,000	480,000	406,313
Cash withdrawn from Trust Account to redeeming stockholders	99,985,373	25,827,849	48,886,445
Extension contribution	(527,560)		(2,171,460)
Net cash provided by investing activities	100,129,691	26,307,849	47,194,985	656,313
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	527,560		2,171,460
Redemption of common stock	(99,985,373)	(25,827,849)	(48,886,445)
Net cash used in financing activities	(99,457,813)	(25,827,849)	(46,714,985)
Net Change in Cash	(206,100)	45,857	(247,559)	96,221
Cash – Beginning	267,965	515,524	515,524	419,303
Cash – Ending	61,865	561,381	267,965	515,524
Non-cash investing and financing activities:
Remeasurement adjustment to amount subject to redemption	$ 287,769	$ (374,772)	$ 1,613,356	$ 591,129